Income Taxes - Summary of reconciliation of unrecognized tax benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Uncertainties [Abstract]
Balance at January 1	$ 3,907	¥ 25,491	¥ 19,150
Increase	1,848	12,055	8,162
Decrease	(220)	(1,434)	(1,821)
Balance at December 31	$ 5,535	¥ 36,112	¥ 25,491